Acquisition	3 Months Ended
Jun. 30, 2011
Business Combinations
Mergers, Acquisitions and Dispositions Disclosures [Text Block]

NOTE 9 – ACQUISITION

Effective February 1, 2010, the Company entered into a Software Product Asset Purchase Agreement (the “Software Rights Agreement”) with Igenti, Inc., a Florida corporation (“Igenti”) to acquire the rights to Igenti’s AutoHire software, domain names, permits, customers, contracts, know-how, equipment, software programs, receivables totaling approximately $10,000 and the intellectual property of Igenti associated therewith (the “AutoHire Software”).  The Company did not purchase or assume any of Igenti’s liabilities in connection with the Software Rights Agreement.  The purchase price for the AutoHire Software was $170,000 payable as follows:

1) $120,000 in cash at the closing (which occurred February 1, 2010); and

2) $50,000 in the form of a promissory note (the “Igenti Note).

The Igenti Note does not bear interest and is payable in monthly installments of $416.67 per month beginning May 5, 2010, and ending May 5, 2012 (the “Maturity Date”), at which time the remaining amount of the Igenti Note, $39,999.92 is due and payable.  The payment of the Igenti Note is secured by all of the subscription agreements of customers relating to the AutoHire Software entered into prior to February 1, 2010.  Igenti has also guaranteed the Company that the Company will receive at least $173,700 (the “Guaranteed Amount”) in subscription cash receipts from the AutoHire Software during the year ending February 1, 2011.  The purchase price payable to Igenti is subject to reduction on a dollar-for-dollar basis in the event the subscription cash receipts from the AutoHire Software during the year ending February 1, 2011 are less than the Guaranteed Amount.

In connection with the Software Rights Agreement, the Company also entered into a Consulting Agreement and Non-Compete Agreement (the “Consulting Agreement”) with the owner of Igenti, Jim McArdle.  Pursuant to the Consulting Agreement, we agreed to engage Mr. McArdle as a consultant in connection with the AutoHire Software for a period of six months following the closing of the Software Rights Agreement at the rate of $2,962.70 per month, and Mr. McArdle agreed to provide consulting services for us.  We terminated the Consulting Agreement prior to the expiration of six months from the effective date of the Software Rights Agreement, which agreement can be cancelled for any reason, we agreed to pay Mr. McArdle $5,925.40 in one lump sum.  Pursuant to the Consulting Agreement, Mr. McArdle agreed to not compete with the Company or our products anywhere in the nation for a period of two years following the closing of the Software Rights Agreement.